Subsequent Events (Details Narrative) (10-K) - USD ($)	2 Months Ended
	Aug. 29, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash invested
George Sharp [Member]
Cash invested	$ 50,000
Number of shares issued, during period	300,000
Voting rights, description	The Board issued 300,000 shares of the authorized "blank check" preferred stock to George Sharp with 10,000 votes for each share of prefer.
George Sharp [Member] | Consuting Fees [Member]
Professional and regulatory fees accrued	$ 50,000